Net financial income / (loss)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Net financial income / (loss)	Net financial income / (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2026	June 30, 2025

Interests and gain on financial assets	279	793
Unrealized gains on financial assets	90	464
Foreign exchange gains	415	5,630
Financial income	783	6,886
Foreign exchange losses	(1,224)	(2,574)
Unrealized losses on financial assets	—	—
Paid Interests on financial liabilities	(170)	(229)
Financial expenses	(1,395)	(2,803)
Net financial income (loss)	(612)	4,083
For the six months ended June 30, 2026 and 2025, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the US dollar on US dollars denominated cash and cash equivalent, financial assets accounts and collaboration liabilities.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.